VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Cost	$ 1,595,800	$ 1,715,510
Accumulated depreciation	(281,761)	(338,377)
Vessels and equipment, net	$ 1,314,039	$ 1,377,133